HARTFORD LEADERS EDGE
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the "Definitions" section, the definition of "Commuted Value" is deleted and replaced with the following language:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account.

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                                                              WITH THE
                                                                   WITHOUT THE         OPTIONAL DEATH BENEFIT
                                                              OPTIONAL DEATH BENEFIT        (UNAUDITED)
                                                                       1999                     1999
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.542                  $10.539
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                16                       --
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.215                  $10.211
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 1                       --
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $13.738                  $13.733
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                14                        1
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.864                  $12.860
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 4                       --
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.865                  $12.861
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                68                        4
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.668                  $10.664
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                74                        9
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $13.799                  $13.795
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 7                        2
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.227                  $12.223
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                14                        4
-------------------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                                                              WITH THE
                                                                   WITHOUT THE         OPTIONAL DEATH BENEFIT
                                                              OPTIONAL DEATH BENEFIT        (UNAUDITED)
                                                                       1999                     1999
-------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.157                  $10.154
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $15.792                  $15.787
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 3                       --
-------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT
 (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND
 SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.375                  $10.371
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $ 1.000(a)               $ 1.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $ 1.009                  $ 1.009
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                               207                       --
-------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.923                  $12.919
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 9                       --
-------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $15.486                  $15.481
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 6                       --
-------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.045                  $12.041
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------
MFS GROWTH SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.475                  $12.471
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 6                       --
-------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.140                  $11.137
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                25                        1
-------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.256                  $10.253
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 4                       --
-------------------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
                                                                                              WITH THE
                                                                   WITHOUT THE         OPTIONAL DEATH BENEFIT
                                                              OPTIONAL DEATH BENEFIT        (UNAUDITED)
                                                                       1999                     1999
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $15.448                  $15.442
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 2                       --
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.347                  $10.343
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                10                       --
-------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $10.821                  $10.817
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 1                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (FORMERLY
 TEMPLETON ASSET
 ALLOCATION FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.197                  $11.193
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 2                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT
 (FORMERLY
 TEMPLETON DEVELOPING MARKETS EQUITY FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $12.736                  $12.732
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 2                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (FORMERLY
 TEMPLETON GLOBAL
 GROWTH FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.265                  $11.261
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                 1                       --
-------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT
 (FORMERLY TEMPLETON
 INTERNATIONAL FUND SUB-ACCOUNT)
Accumulation Unit Value at beginning of period                        $10.000(a)               $10.000
-------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                              $11.343                  $11.339
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                                --                       --
-------------------------------------------------------------------------------------------------------------

(a) Inception date October 14, 1999

HV-2727
333-76423